Segment Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 13 - SEGMENT INFORMATION

The Company disaggregated its revenues into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Company derives revenue from the sale of the following two items: (1) retail server products and (2) technical support plans.

All of the Company’s long-lived assets are located in China. The Company and its subsidiaries do not have long-lived assets in the United States for the reporting periods.

Revenues from products and services, and gross profit are as follows:

	For the Nine Months Ended
	September 30,
	2021	2020
Segment revenue:
Sales of Cryptocurrency Mining Machine and Standardized Computing Equipment	$5,335,896	$-
Technical support plans	-	39,710
Total revenue from continuing operations	5,335,896	39,710
Total revenue from discontinued operations	$-	$186,228
Gross profit	$713,939	$9,838